Other income (loss), net	12 Months Ended
Jun. 30, 2024
Other income (loss), net
Other income (loss), net

9.    Other income (loss), net

Other income, net consists of the following:

	Year ended June 30,
(in € thousands)	2022	2023	2024
Other income
Other income	1,023	1,863	1,471
Foreign exchange gains, net	1,783	—	1,349
	2,806	1,863	2,820
Other expenses
Foreign exchange losses, net	—	(2,057)	—
Other operational expenses	(1,915)	(2,332)	(2,553)
	(1,915)	(4,390)	(2,553)
	892	(2,527)	267